Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Property and equipment
Property and equipment, gross	$ 818,224,000	$ 786,403,000
Less: accumulated depreciation	316,672,000	276,375,000
Total property and equipment	501,552,000	510,028,000		498,808,000
Depreciation expense	62,500,000	69,800,000	64,100,000
Land
Property and equipment
Property and equipment, gross	68,573,000	69,904,000
Leasehold improvements
Property and equipment
Property and equipment, gross	128,468,000	120,369,000
Buildings
Property and equipment
Property and equipment, gross	352,677,000	361,081,000
Furniture and equipment
Property and equipment
Property and equipment, gross	246,858,000	225,363,000
Construction-in-progress
Property and equipment
Property and equipment, gross	$ 21,648,000	$ 9,686,000